Investment Objectives and Goals - BNY Mellon Ultra Short Income ETF	Jun. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal.